Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 21, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Nov. 29, 2021	May 01, 2021	Apr. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash held in escrow		$ 20,100		$ 20,100
Cash held in restricted account		13,700		13,700
Short term investments		146,936,000		146,936,000
Transaction costs				8,299,000
Allowance for doubtful accounts		100,000		100,000
Estimated value of total asset retirement obligation		5,968,000		5,968,000		$ 5,738,000
Net revenues after discount under purchase and sales agreement		66,550,000	$ 47,184,000	168,814,000	$ 104,968,000
Lease revenue		1,240,000	$ 1,459,000	2,920,000	3,286,000
Revenue recognized included in contract liabilities				9,785,000	$ 4,678,000
Recognized revenue		36,311,000		36,311,000
Construction Loans [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Interest reserve		$ 1,778		$ 1,778
Transferred over Time [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of revenue recognized over time		28.00%	29.80%	24.60%	22.20%
Two Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		45.00%	18.00%	49.00%	30.00%
Two Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				38.00%
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage						11.00%
Minimum [Member] | Pine Bend RNG LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest								100.00%	44.30%
Sponsor Letter Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of common stock subject to vesting and forfeiture conditions	10.00%
Meteora Capital Partners [Member] | Forward Purchase Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued to common stock (in Shares)		2,000,000		2,000,000
Purchase obligation		$ 20,040,000		$ 20,040,000
Contingent consideration, price (in Dollars per share)	$ 10.02	$ 10.02		$ 10.02
Opal Term Loan II [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contribution to joint venture		$ 5,800		$ 5,800
Renewable Power [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease revenue		856,000	$ 694,000	1,906,000	$ 1,644,000
Renewable Power [Member] | NextEra [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minimum of environmental attributes to be sold, percentage							90.00%
Net revenues after discount under purchase and sales agreement		19,335,000		49,023,000
Renewable Power [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease revenue		$ 384,000	$ 765,000	$ 1,014,000	$ 1,642,000
Class A Common Stock [Member] | Opal Fuels [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Stock issued (in Shares)	25,671,390
Class A Common Stock [Member] | Sponsor Letter Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of common stock subject to vesting and forfeiture conditions		10.00%		10.00%
Class A Common Stock [Member] | Meteora Capital Partners [Member] | Forward Purchase Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued to common stock (in Shares)		2,000,000		2,000,000
Class B common stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued to common stock (in Shares)		10,000,000		10,000,000
Class B common stock [Member] | Opal Fuels [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Stock issued (in Shares)				144,399,037
Class D common stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued to common stock (in Shares)		10,000,000		10,000,000
ArcLight Class A Common Stock [Member] | Meteora Capital Partners [Member] | Forward Purchase Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued to common stock (in Shares)		2,000,000		2,000,000
Redeemable Noncontrolling Interest [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Temporary Equity, Accretion to Redemption Value				$ 1,160,723,000
One Supplier [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				22.00%